Convertible Notes	12 Months Ended
Dec. 31, 2021
Convertible Notes [Abstract]
Convertible Notes
7.	Convertible Notes:

The Company refers to the First JDH Note, the Second JDH Note and the Third JDH Note (mentioned below) as the “JDH Notes”.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Convertible notes	21,165	38,715
Less: beneficial conversion feature	(10,949)	(18,360)
Convertible notes, net of beneficial conversion feature	10,216	20,355
Less: Deferred financing costs	(75)	(915)
Less: Change in fair value of conversion option	(2,568)	(4,924)
Total	7,573	14,516
Less - current portion	(769)	-
Long-term portion	6,804	14,516

On December 31, 2020, the Company entered into the Omnibus Notes Agreement pursuant to which the maturity of the JDH Notes were extended to December 31, 2024, the interest rate was set at a fixed rate of 5.5% and the conversion price was adjusted to $1.20. In addition, pursuant to the terms of the Omnibus Notes Agreement, in 2022 and 2023, two mandatory repayments will be made towards the JDH Notes in an amount equal to the difference between $8,000 and any repayments made towards the First, Second and Fourth JDH Loans under the Omnibus Loans Agreement. Amounts repaid will be applied to the JDH Notes on a pro rata basis based upon the principal amounts outstanding. Any amounts outstanding after the two mandatory repayments will be repaid at the maturity date. Furthermore, the Omnibus Notes Agreement provides for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. The total amount to be repaid on the JDH Notes (including the mandatory repayments and any prepayments) and on the JDH Loans shall not exceed $12,000 in any twelve-month period ending on December 31. Additionally, pursuant to the terms of the SPA, all unpaid interest accrued under the JDH Notes through December 31, 2020 of $2,425 was deemed fully and finally settled.

March 12, 2015 - $4,000 Convertible Note (First JDH Note)

On March 12, 2015, the Company issued a convertible note of $4,000 to JDH for general corporate purposes. The First JDH Note was secured by a guarantee from Emperor. On March 26, 2019, the Company and JDH amended the First JDH Note, in order to, among other things, (i) extend the maturity to December 31, 2020 and (ii) provide that the aggregate outstanding principal amount along with accrued interest shall be repaid in one bullet payment on the maturity date. On May 29, 2019, the Company and JDH further amended the First JDH Note, in order to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $155 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. Pursuant to the terms of the SPA, all unpaid interest accrued of $238 under the First JDH Note through December 31, 2020 was deemed fully and finally settled.

On October 5, 2021, JDH elected to convert $120 of the principal amount of the First JDH Note into 100,000 fully paid and non-assessable shares. On the date of conversion, $19 of unamortized debt discounts were expensed as interest according to the debt conversion guidance of ASC 470-20-40-1.

On October 8, 2021, JDH elected to convert an additional $3,480 of the principal amount of the First JDH Note into 2,900,000 fully paid and non-assessable shares. On the date of conversion, $543 of unamortized debt discounts were expensed as interest according to the debt conversion guidance of ASC 470-20-40-1.

On December 10, 2021, the Company redeemed at par the $200 outstanding balance of the First JDH Note with cash on hand by utilizing the note’s voluntary prepayment provisions (as described therein). On the date of prepayment, $30 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-20-40-3 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. As of December 31, 2021, no amounts were outstanding under the First JDH Note.

September 27, 2017 - $13,750 Convertible Note (Third JDH Note)

On September 27, 2017, the Company issued a convertible note of $13,750 to JDH for, inter alia, general corporate purposes. The Third JDH Note was secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the Company’s vessel-owning subsidiary that owns the Partnership; all cross collateralized with the First and the Second JDH Loans (Note 6) and by a guarantee from Emperor. On February 13, 2019, the Company and JDH amended the Third JDH Note, in order to, among other things, (i) extend the note’s maturity to December 31, 2022, (ii) provide that the aggregate outstanding principal amount along with unpaid and accrued interest shall be repaid in one bullet payment on the maturity date and (iii) record the second priority securities and the guarantee from Emperor mentioned above. The second priority mortgage, second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and the guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019. Additionally, an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and non-assessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with JDH. On May 29, 2019, the Company and JDH further amended the Third JDH Note, in order to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $540 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. Pursuant to the terms of the SPA, all unpaid interest accrued of $861 under the Third JDH Note through December 31, 2020 was deemed fully and finally settled.

On December 10, 2021, the Company redeemed at par the $13,750 outstanding balance of the Third JDH Note with cash on hand by utilizing the note’s voluntary prepayment provisions (as described therein). On the date of prepayment, $6,171 of unamortized debt discounts, which included BCF, were written off according to the debt extinguishment guidance of ASC 470-20-40-3 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. As of December 31, 2021, no amounts were outstanding under the Third JDH Note.

The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the First and Third JDH Notes is presented below:

	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2019	3,361	5,801	9,162
Amortization (Note 11)	-	2,869	2,869
Balance, December 31, 2020	3,361	8,670	12,031
Repayments/ Conversions	(17,550)	-	(17,550)
Amortization (Note 11)	-	995	995
Loss on extinguishment	-	4,524	4,524
Balance, December 31, 2021	(14,189)	14,189	-

The equity movement of the First and Third JDH Notes is presented below:

Additional paid-in capital
Balance, December 31, 2019	14,189
Balance, December 31, 2020	14,189
Balance, December 31, 2021	14,189

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

On September 7, 2015, the Company issued a revolving convertible note of $6,765 (the “Applicable Limit”) to JDH for general corporate purposes. Following twelve amendments to the Second JDH Note between December 2015 and May 2019, the Applicable Limit was raised to $24,665. Moreover, pursuant to the eleventh amendment entered into on March 26, 2019, the Company was provided with the option to drawdown up to $3,500 by April 10, 2020, or the Final Revolving Advance Date. Since such request was not made by the Final Revolving Advance Date, the Applicable Limit was reduced to $21,165. The aggregate outstanding principal was repayable in December 2022. The Second JDH Note is secured by a guarantee from Emperor. On May 29, 2019, the Company and JDH amended the Second JDH Note, in order to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $901 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. Pursuant to the terms of the SPA, all unpaid interest accrued of $1,326 under the Second JDH Note through December 31, 2020 was deemed fully and finally settled. As of December 31, 2021, $21,165 was outstanding under the Second JDH Note. The Company voluntarily prepaid $5,000 of the Second JDH Note on January 26, 2022 and another $5,000 on March 10, 2022 (Note 14).

The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the Second JDH Note is presented below:

	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2019	3,500	5,675	5,675
Deductions	(3,500)	-	-
Amortization (Note 11)	-	2,649	2,649
Balance, December 31, 2020	-	8,324	8,324
Amortization (Note 11)	-	1,892	1,892
Balance, December 31, 2021	-	10,216	10,216

The equity movement of the Second JDH Note is presented below:

Additional paid-in capital
Balance, December 31, 2019	21,165
Balance, December 31, 2020	21,165
Balance, December 31, 2021	21,165

The Company may, by giving five business days prior written notice to JDH at any time, prepay the whole or any part of the JDH Notes in cash or, subject to JDH’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At JDH’s option, the Company’s obligation to repay the principal amount(s) under the JDH Notes or any part thereof may be paid in common shares at a conversion price of $1.20 per share. JDH has also received customary registration rights with respect to any shares to be received upon conversion of the JDH Notes. Refer above to discussion of the First JDH Note with regards to conversions within the year.

The annual principal payments required to be made after December 31, 2021, are as follows:

Twelve month periods ending December 31,	Amount
2022	6,150
2023	8,000
2024	7,015
2025	-
Thereafter	-
Total	21,165